Loans (Details) - Schedule of company’s outstanding loans ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Schedule of company’s outstanding loans [Abstract]
Short-term loans	¥ 498,574	$ 77,174	¥ 789,550
Long-term loans, current portion	513,432	79,474	295,433
Long-term loans	¥ 135,000	$ 20,897	¥ 1,023,151